UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc. (f/k/a Dryden National Municipals Fund, Inc.)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	5/31/2010

Item 1.	Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of May 31, 2010 (Unaudited)

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.9%
Alaska 0.2%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.000%	6/01/18	$2,000	$2,079,440

Arizona 3.0%
Arizona Health Facs. Auth. Rev., Banner Health, Ser. D	A+(d)	5.500	1/01/38	2,500	2,546,425
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, Assured Gty.	Aa3	5.250	10/01/28	2,000	2,119,520
Arizona St. Trans. Brd. Excise Tax Rev., Maricopa Cnty. Regl. Reg. Area Rd.	Aa1	5.000	7/01/25	2,000	2,217,040
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250	7/01/32	2,500	2,520,475
Maricopa Cnty. Poll. Ctl. Corp., Poll. Ctl. Rev., Rfdg. South. Calif. Edl. Co., Rmkt., Ser. A	A1	5.000	6/01/35	1,250	1,255,863
Phoenix Civic Impt. Corp., Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000	7/01/39	5,000	5,215,000
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., NATL	Aa2	7.500	7/01/10	3,000	3,018,000
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A,	Aa1	5.000	1/01/39	5,000	5,256,350
Tucson Cnty., G.O., Ser. A,	Aa2	7.375	7/01/12	1,100	1,247,246

					25,395,919

California 8.3%
Anaheim Pub. Fin. Auth. Lease Rev., Assured Gty.,
Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000	9/01/24	5,500	6,280,724
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000	9/01/16	6,690	7,509,256
California Cnty. Tobacco Securitization Corp., Tobacco Conv. Bonds Asset Bk., Ser. B	NR	5.100	6/01/28	1,250	1,078,938
California Edl. Facs. Auth. Rev.,
Calif. Inst. of Technology	Aa1	5.000	11/01/39	1,500	1,597,365
Univ. Southern Calif., Ser. A	Aa1	5.000	10/01/38	3,000	3,158,640
Univ. Southern Calif., Ser. A	Aa1	5.250	10/01/38	1,000	1,075,380
California Health Facs. Fin. Auth. Rev., Scripps Health, Ser. A	A1	5.000	11/15/36	1,000	998,520
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250	2/01/38	3,000	3,037,560

California Poll. Ctl. Fin. Auth. Solid Wste. Disp. Rev.,
Gas. Poll. Ctl. Rev., F.G.I.C., A.M.T.	A3	4.750	12/01/23	2,500	2,434,825
Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.000	7/01/27	1,000	994,270
California St. Dept. Wtr. Res. Pwr. Supply Rev., Ser. L	Aa3	5.000	5/01/20	3,000	3,395,190
California St., G.O.,
Econ. Recov., Rfdg., Ser. A	Aa3	5.250	7/01/21	3,875	4,342,945
F.G.I.C., T.C.R.S.	A1	4.750	9/01/23	1,500	1,500,960
Var. Purp.	A1	5.000	10/01/29	2,000	2,019,200
Var. Purp.	A1	5.500	11/01/39	1,000	1,024,330
Var. Purp.	A1	6.000	4/01/38	3,500	3,809,995
Var. Purp.	A1	6.000	11/01/39	2,000	2,186,500
Elsinore Valley Muni. Wtr. Dist. Ctfs. Part. Rfdg., Ser. A, B.H.A.C.	Aa1	5.000	7/01/29	1,500	1,592,115
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, G.O., Ser. A, C.A.B.S., NATL	Aa2	5.530(i)	10/01/21	60	32,588
Fresno Calif. Swr. Rev., Ser. A, Assured Gty.	Aa3	5.000	9/01/33	2,500	2,580,025
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev.,
Asset Bkd., Ser. A-1	Baa3	5.750	6/01/47	1,000	729,670
C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3	7.406(i)	6/01/37	5,000	3,202,200
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	A2	5.820(i)	6/01/23	2,000	1,779,080
Enhanced Asset Bkd., Ser. A	A2	5.000	6/01/45	1,000	912,610
M-S-R Energy Auth., Ser. A	A(d)	6.500	11/01/39	2,000	2,208,500
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
C.A.B.S., A.M.B.A.C.	NR	6.580(i)	8/01/25	2,000	761,000
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa1	8.170(i)	1/15/36	21,000	2,697,030
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250	8/01/14	2,000	2,347,060
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A1	5.625	1/01/29	1,000	1,079,390
University Calif. Rev.,
Ser. O	Aa1	5.750	5/15/34	750	845,033
Ser. Q	Aa1	5.000	5/15/34	1,000	1,041,970
Unrefunded Bal., U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	NR	5.250	5/15/30	850	849,983
Ventura Cnty. Cmnty. College. Dist., Election 2002, Ser. C, G.O.	Aa2	5.500	8/01/33	2,000	2,121,360

					71,224,212

Colorado 2.7%
Colorado Health Facs. Auth. Rev.,
Adventist Health/Sunbelt, Ser. D	Aa3	5.250	11/15/35	3,500	3,520,860
Rmk. Poudre Valley, Ser. A, Assured Gty.	Aa3	5.200	3/01/31	2,000	2,036,460
Sisters Leavenworth, Ser. A	Aa3	5.000	1/01/40	2,000	2,001,420
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, NATL	A1	5.000	11/15/25	10,000	10,489,000

Ser. B, A.M.T., NATL	A1	5.000	11/15/15	2,500	2,698,925
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000	6/01/27	1,500	1,639,815
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375	6/01/32	1,000	1,089,720

					23,476,200

Connecticut 0.4%
Connecticut St. Health & Edl. Facs. Auth. Rev.,
Stamford Hosp., Ser. I	A(d)	5.000	7/01/30	2,000	2,009,360
Wesleyan Univ.	Aa3	5.000	7/01/39	1,000	1,059,310
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125	6/01/10	355	355,199

					3,423,869

District of Columbia 1.8%
District of Columbia Rev.,
Brookings Inst.	Aa3	5.750	10/01/39	5,000	5,459,050
Natl. Pub. Radio., Ser. A	Aa3	5.000	4/01/43	1,000	1,014,090
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500	10/01/39	2,000	2,166,620
District of Columbia, G.O., Ser. E, B.H.A.C.	Aa1	5.000	6/01/28	5,000	5,318,600
Metropolitan Washington DC Arpt. Auth. Sys., Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,000	1,033,350

					14,991,710

Florida 7.7%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300	5/01/18	375	332,239
Citizens Ppty. Ins. Corp.,
High Risk Sr. Secd., Ser. A-1	A2	5.250	6/01/17	1,000	1,053,370
Sr. Secd. High Act-A-1	A2	6.000	6/01/16	1,500	1,645,230
Ser. B	A1	5.000	7/01/23	5,185	5,660,567
Florida St. Brd. Ed. Lottery Rev., Outlay, G.O.	Aa1	9.125	6/01/14	1,000	1,143,640
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, NATL	Aa3	5.250	7/01/17	2,950	3,083,635
Greater Orlando Aviation, Auth. Arpt. Facs. Rev., Ser. A, Assured Gty., A.M.T.	Aa3	5.000	10/01/23	4,240	4,310,850
Halifax Hosp. Med. Ctr. Rev., Ser. B2, Assured Gty.	AAA(d)	5.375	6/01/31	4,000	4,079,480
Highlands Cmnty. Dev. Dist. Rev., Spl. Assmt.(f)(c)	NR	5.550	5/01/36	500	256,440
Highlands Cnty. Health Facs. Auth. Rev.,
Adventist Health, Ser. B (Pre-refunded Date 11/15/15)(b)	Aa3	5.000	11/15/25	205	238,329
Adventist Health, Ser. B, Unrefunded Bal.	Aa3	5.000	11/15/25	1,410	1,431,037
Adventist Health/Sunbelt, Rmkt., Ser. B	Aa3	6.000	11/15/37	2,440	2,660,552
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	Aa3	5.500	10/01/15	1,000	1,079,650
Jacksonville Aviation Auth. Rev., A.M.T., A.M.B.A.C.	A2	5.000	10/01/26	1,855	1,866,891

Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	Baa2	4.750	3/01/47	1,500	1,324,020
Jacksonville Elec. Auth. Rev., St. Johns Rvr. Pwr. Park Issue 2,
Ser. 7, C.A.B.S.	Aa2	0.630(i)	10/01/10	1,000	997,890
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt.,
Ser. A	Aa3	5.500	10/01/24	2,665	2,780,634
Ser. C, A.M.T., Assured Gty.	Aa3	5.250	10/01/26	5,000	5,066,500
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, Assured Gty.	Aa2	5.250	10/01/22	5,000	5,664,899
Orlando Util. Commn. Sys. Rev.,
Ser. A	Aa1	5.250	10/01/39	5,000	5,372,649
Ser. B, Rfdg.	Aa1	5.000	10/01/33	1,000	1,053,990
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000	10/01/34	1,250	1,177,788
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A (original cost $300,000; purchased 6/17/05)(c)(f)(h)	NR	5.400	5/01/36	300	47,970
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., Assured Gty.	Aa3	5.250	10/01/17	2,580	2,825,539
Sch. Impvt., Assured Gty.	Aa3	5.250	10/01/18	2,325	2,517,789
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.250	5/01/36	985	406,785
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp.	A2	5.250	10/01/34	750	726,908
Ser. A	Baa2	6.250	4/01/39	2,500	2,583,350
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fl. Grp.	Aa3	5.000	8/15/27	3,750	3,822,488
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.000	3/01/35	1,000	934,010

					66,145,119

Georgia 3.1%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.,	Aa2	5.625	1/01/33	2,000	2,203,700
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorepe Pwr. Vogtle. Proj., Ser. B	A3	5.500	1/01/33	750	780,615
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa1	6.750	7/01/16	500	587,345
Fulton Cnty. Sch. Dist., G.O.	Aa1	6.375	5/01/17	750	919,658
Georgia St. Rd. & Twy. Auth. Rev., Fed. Hwy. Grant. Antic. Bds.,
Ser. A	Aa2	5.000	6/01/18	3,500	4,059,860
Ser. A	Aa2	5.000	6/01/21	1,000	1,139,230
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, Assured Gty.	Aa3	5.500	7/01/41	1,500	1,531,110
Metropolitan Atlanta Rapid Tran. Auth., Sales Tax Rev., Ser. 3	Aa2	5.000	7/01/39	4,000	4,224,120
Newnan Hosp. Auth. Rev., Antic. Ctfs. Newnan Hosp., Inc., NATL (Pre-refunded Date 1/01/13)	Aa3	5.500	1/01/21	3,185	3,551,625
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250	9/01/39	5,000	5,422,900
Richmond Cnty. Hosp. Rev., Rev. Antic. Ctfs. Univ. Health Svcs. Inc., Proj.	A1	5.500	1/01/36	2,000	2,010,760

					26,430,923

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000	7/01/25	500	511,610

Hawaii 1.1%
Hawaii Pac. Health Spl. Purp. Rev., Ser. A	A3	5.500	7/01/40	1,000	986,910
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co., Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.200	11/01/29	8,000	8,041,840

					9,028,750

Idaho 0.3%
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.250	12/01/33	1,000	1,098,840
Idaho Hsg. & Fin. Assn., Grant & Rev., Antic. Fed. Hwy. Tran, Ser. A	Aa2	5.000	7/15/27	1,250	1,342,788

					2,441,628

Illinois 8.3%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt. 3rd Lien,
Ser. A, NATL	A1	5.250	1/01/26	6,000	6,241,080
Ser. B, Rfdg., NATL	A1	5.250	1/01/15	1,000	1,113,970
Ser. B-1, X.L.C.A.	A1	5.250	1/01/34	1,975	1,992,242
Chicago Rfdg. Proj., G.O., Ser. A, Assured Gty.	Aa2	5.000	1/01/29	5,000	5,264,500
Gilberts Spl. Svc. Area No. 9 Spl. Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.750	3/01/27	2,000	2,149,640
Illinois Fin. Auth. Rev., Student Hsg. Rev.,
Advocate Health Care, Ser. B	Aa2	5.375	4/01/44	2,000	2,052,920
Central DuPage Health, Ser. 09	AA(d)	5.250	11/01/39	2,000	2,043,160
Central DuPage Health, Ser. B	AA(d)	5.500	11/01/39	1,500	1,560,330
Ed. Advancement Fund, Ser. B	Baa3	5.000	5/01/30	4,000	3,479,720
Northwestern Mem. Hosp., Ser. A, (Pre-refunded Date 8/15/14)(b)	NR	5.250	8/15/34	5,000	5,796,050
Northwestern Mem. Hosp., Ser. A,	Aa2	6.000	8/15/39	1,000	1,091,540
Palos Hosp., Ser. C	NR	5.125	5/15/35	5,000	4,879,500
Provena Health, Ser. A	Baa1	6.000	5/01/28	1,500	1,505,475
Univ. of Chicago, Ser. B	Aa1	6.250	7/01/38	5,000	5,782,150
Illinois St., G.O.,
Rfdg., Assured Gty.,	Aa3	5.000	1/01/23	3,000	3,190,200
Ser. 1st, Assured Gty.,	Aa3	5.250	4/01/22	2,500	2,622,675
Illinois Toll Hwy. Auth. Rev.,
Ser. B	Aa3	5.500	1/01/33	2,000	2,179,640
Sr. Priority, Sr. A-1, Assured Gty.	Aa3	5.000	1/01/24	5,000	5,337,400

Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion,
Ser. A, NATL	A2	5.960(i)	12/15/34	10,000	2,365,400
Ser. A, NATL	A2	6.200(i)	6/15/37	7,500	1,507,875
Ser. A, NATL	A1	5.250	6/15/42	8,500	8,578,284

					70,733,751

Indiana 0.8%
Indiana St. Fin. Auth., Var. Duke Energy Ind., Ser. B	A(d)	6.000	8/01/39	1,000	1,095,130
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A1	5.750	1/01/38	1,000	1,079,340
Indianapolis Loc. Pub. Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.000	1/01/36	5,000	4,757,350

					6,931,820

Kansas 1.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Health	Aa3	5.750	11/15/38	1,000	1,072,340
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700	12/01/27	1,145	1,221,623
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750	6/01/27	1,140	1,217,953
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850	12/01/27	1,110	1,189,132
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(d)	5.650	9/01/19	5,000	5,669,801

					10,370,849

Kentucky 1.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro. Med. Helth. Sys., Ser. A	Baa2	6.375	6/01/40	2,500	2,562,200
Kentucky St. Ppty. & Bldgs. Commn. Rev., Proj. No 93, Rfdg., Assured Gty.	Aa2	5.250	2/01/28	5,500	5,978,445
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250	6/01/39	500	535,520
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625	9/01/39	500	518,015

					9,594,180

Louisiana 1.0%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish., Ser. A	Aa2	5.375	4/01/31	1,000	1,059,440
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750	7/01/39	1,000	1,098,940
Louisiana St. Citizens Pty., Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, Assured Gty.,	Aa3	6.750	6/01/26	2,000	2,315,500
New Orleans, G.O., Rfdg., NATL	A3	5.250	12/01/22	3,540	3,663,369

					8,137,249

Maryland 0.4%
Maryland St. Health & Higher Edl. Facs. Auth. Univ. Maryland Med. Sys.	A2	5.000	7/01/34	2,000	2,014,440
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250	12/01/13	600	608,232
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., Assured Gty.(b)	Aa3	6.500	9/01/12	620	663,611

					3,286,283

Massachusetts 5.5%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	690	692,608
Massachusetts Bay Trans. Auth. Rev.,
Assmt., Ser. A	Aaa	5.250	7/01/34	2,000	2,164,100
Mass. Sales Tax, Ser. B, NATL	Aa1	5.500	7/01/27	1,325	1,593,167
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(d)	5.500	1/01/23	1,000	1,019,350
Massachusetts St. Dept. Trans. Met. Hwy. Sys. Rev., Contract Assistance, Ser. B	Aa2	5.000	1/01/35	1,900	2,002,030
Massachusetts St. Health & Edl. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa2	6.750	7/01/16	3,590	3,754,207
Harvard Univ., Ser. A	Aaa	5.500	11/15/36	3,500	3,985,030
Partners Healthcare, Ser. J1,	Aa2	5.000	7/01/39	2,500	2,547,450
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Baa1	6.050	10/01/20	1,000	1,028,650
Tufts Univ., Ser. M	Aa2	5.500	2/15/28	3,000	3,575,490
Valley Region Health Sys., Ser. C, CONNIE LEE	Baa2	7.000	7/01/10	825	827,327
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000	7/01/32	5,000	4,933,950
Massachusetts St. Wtr. Poll. Abatement Tr. St. Revolving Fd., Ser. 14	Aaa	5.000	8/01/38	2,000	2,130,080
Massachusetts St., G.O.,
Cons. Ln., Ser. C, Assured Gty.	Aa1	5.000	8/01/19	2,000	2,266,480
Fltg.-Cons. Ln., Ser. A, NATL	Aa1	0.801(j)	5/01/37	5,000	4,143,750
Ser. B, Assured Gty.	Aa1	5.250	9/01/24	9,000	10,755,629

					47,419,298

Michigan 2.2%
Detroit Sewer Disp. Rev., Sr. Lien-Remkt., Ser. 2003B, Assured Gty.	Aa3	7.500	7/01/33	1,000	1,204,350
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 7/01/13)(b)	A(d)	5.250	7/01/32	5,500	6,174,025
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	A1	5.000	3/01/31	3,000	2,847,450
Michigan St. Aid, G.O.	Aa3	5.250	11/01/35	500	502,770
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.250	11/15/46	2,000	1,846,900
McLaren Healthcare	Aa3	5.750	5/15/38	1,000	1,026,940

Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj., Rfdg., Dow. Chemical Rmkt., Ser. B	Baa3	6.250	6/01/14	1,000	1,124,290
Okemos Pub. Sch. Dist., G.O.,
C.A.B.S., NATL	Aa3	1.990(i)	5/01/12	1,100	1,059,201
C.A.B.S., NATL	Aa3	2.390(i)	5/01/13	1,000	933,510
Royal Oak Mich. Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000	8/01/39	2,000	2,062,400

					18,781,836

Minnesota 0.4%
Southern Minn. Mun. Pwr. Agy. Pwr. Supply Sys. Rev., Ser. A	A2	5.250	1/01/30	2,000	2,121,920
St. Cloud Healthcare Rev., Centracare Health Sys., Ser. A	A2	5.125	5/01/30	1,000	1,001,120
St. Paul Minn. Hsg. & Redev. Auth. Healthcare Rev., Allina Health Sys., Ser. A-1	A1	5.250	11/15/29	750	763,418

					3,886,458

Missouri 0.5%
Missouri St. Health & Edl. Facs. Auth. Rev.,
SSM Healthcare, Ser. B	AA-(d)	5.000	6/01/34	2,000	2,029,900
St. Lukes Health Sys., Inc., Ser. A	A1	5.000	11/15/40	2,000	1,966,160

					3,996,060

Nevada 0.3%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	Aa3	5.125	7/01/34	3,000	3,010,020

New Hampshire 0.8%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Ba2	8.100(i)	1/01/24	4,740	1,644,970
New Hampshire Health & Edl. Facs. Auth. Rev.,
Dartmouth Hitchcock	A+(d)	6.000	8/01/38	1,750	1,861,475
New Hampshire College (Pre-refunded Date 1/01/11)(b)	BBB(d)	7.500	1/01/31	3,000	3,154,350

					6,660,795

New Jersey 6.7%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa1	6.800	3/01/21	2,615	3,217,104
Clearview Reg. High Sch. Dist., G.O., NATL	NR	5.375	8/01/15	1,205	1,338,068
Jackson Twnshp. Sch. Dist., G.O., NATL	A(d)	6.600	6/01/11	1,600	1,690,576
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250	1/01/14	4,255	4,629,567
New Jersey Edl. Dev. Auth.,
Cigarette Tax	Baa2	5.625	6/15/19	1,750	1,750,403
Cigarette Tax	Baa2	5.750	6/15/34	1,750	1,725,273
First Mtge. - Franciscan Oaks	NR	5.700	10/01/17	2,040	2,036,430
First Mtge. - Keswick Pines	NR	5.750	1/01/24	1,750	1,550,920
Masonic Charity Fdn. Proj.	A-(d)	5.875	6/01/18	250	258,685
Masonic Charity Fdn. Proj.	A-(d)	6.000	6/01/25	1,150	1,183,856

New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr. (Pre-refunded Date 7/1/12)(b)	A+(d)	6.250	7/01/17	1,740	1,925,919
Atlantic City Med. Ctr., Unrefunded Bal.	A1	6.250	7/01/17	2,185	2,298,773
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A2	6.000	7/01/26	2,565	2,844,508
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A2	6.000	7/01/32	2,000	2,217,940
St. Peter’s Univ. Hosp., Ser. A	Baa2	6.875	7/01/30	3,750	3,751,763
Virtua Health, Assured Gty.	AAA(d)	5.500	7/01/38	2,000	2,130,900
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs.,
Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/1/15)	A3	0.880(i)	1/01/35	3,000	2,419,530
Ser. E	A3	5.250	1/01/40	2,000	2,107,280
New Jersey St. Trans. Trust Fund Auth. Rev.,
Ser. A	Aa3	5.500	12/15/23	6,000	6,813,419
Ser. A	Aa3	5.875	12/15/38	3,000	3,312,330
Rutgers - St. Univ. of NJ, Ser. A	Aa2	6.400	5/01/13	1,095	1,190,287
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd. (Pre-refunded Date 6/1/12)(b)	Aaa	6.000	6/01/37	400	441,924
(Pre-refunded Date 6/1/12)(b)	Aaa	6.125	6/01/42	2,000	2,214,600
Ser. 1A	Baa3	4.500	6/01/23	470	439,177
Ser. 1A	Baa3	4.625	6/01/26	1,000	841,550
Ser. 1A	Baa3	5.000	6/01/41	4,000	2,697,960

					57,028,742

New Mexico 0.3%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.500	7/01/35	1,305	1,390,373
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	8/01/39	1,250	1,255,388

					2,645,761

New York 9.7%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A, (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	521,625
Brooklyn Arena Loc. Dev. Corp.,. Barclays Ctr. Proj.	Baa3	6.375	7/15/43	750	769,178
Islip Res. Rec. Agcy. Rev., Ser. B, A.M.B.A.C., A.M.T.	A1	7.200	7/01/10	3,495	3,514,048
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000	5/01/33	1,000	1,136,780
Ser. A	A3	6.250	4/01/33	500	580,230
Ser. A, B.H.A.C.	Aa1	5.500	5/01/33	2,000	2,205,880
Metropolitan Trans. Auth. Rev., Svc. Contract,
Ser. 2008C	A2	6.500	11/15/28	2,500	2,927,350
Ser. A, NATL	Aa3	5.500	7/01/20	2,500	2,670,875
Ser. B, NATL	Aa3	5.500	7/01/19	5,000	5,368,400
Ser. B, NATL	Aa3	5.500	7/01/23	7,285	7,736,742
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg. Highland Hosp. Rochester	A2	5.000	8/01/22	2,000	2,018,000
New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500	1/01/24	1,500	1,536,855

New York City Mun. Wtr. Fin. Auth. Rev.,
Ser. B, Unrefunded Bal.	Aa1	6.000	6/15/33	985	997,480
Wtr., & Swr., Fiscal 2009, Ser. A	Aa1	5.750	6/15/40	1,000	1,134,090
New York City Tr. Cultural Res. Rev., Julliard Sch., Ser. A	Aa2	5.000	1/01/39	2,500	2,668,925
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	Aa3	5.250	1/15/39	1,500	1,597,305
New York City, G.O.,
Ser. A, Unrefunded Bal.	Aa2	6.000	5/15/30	10	10,129
Ser. E	Aa2	5.000	8/01/17	6,000	6,847,379
Ser. I-1,	Aa2	5.250	4/01/28	2,000	2,186,100
New York Liberty Dev. Corp. Rev., National Sports Museum Proj., Ser. A (original cost $659,999; purchased 8/7/06)(c)(f)(h)	NR	6.100	2/15/19	660	7
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	Aa3	6.000	7/01/14	2,550	2,765,399
Cornell Univ., Rmkt., Ser. C	Aa1	5.000	7/01/37	1,000	1,067,760
Mental Health Svcs. Facs. Impvt., Ser. B	Aa3	6.500	8/15/11	3,000	3,205,140
Non-State Supported Debt., Cornell Univ., Ser. A, G.O. of Univ.	Aa1	5.000	7/01/39	2,000	2,118,260
Non-State Supported Debt., Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250	7/01/20	2,100	2,354,121
Non-State Supported Debt., Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250	7/01/21	2,000	2,239,240
Ser. B (Mandatory Put Date 9/1/13)	Aa2	5.250	7/01/29	3,000	3,335,700
New York St. Environ. Facs. Corp. Rev.,
Clean Wtr. & Drinking Revolving Fds. Pooled Fin.,
New York City Mun. Wtr. Proj.	Aaa	5.000	6/15/34	2,000	2,070,240
Ser. B	Aaa	5.500	10/15/23	3,750	4,651,200
Ser. E	Aaa	6.500	6/15/14	35	35,173
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	Aa3	8.000	5/01/11	915	955,946
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000	4/01/14	2,945	3,316,747
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply,
Ser. C	A+(d)	5.250	6/01/22	3,200	3,381,184
Ser. C	A+(d)	5.250	12/01/22	3,595	3,804,840
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, A.M.T.	Baa1	5.250	6/01/27	1,000	992,220

					82,720,548

North Carolina 2.1%
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev.,
Assured Gty.	Aa3	6.000	1/01/19	500	560,925
A.M.B.A.C.	Baa1	6.000	1/01/18	1,000	1,154,560
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.000	1/01/26	650	828,711
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500	1/01/18	1,005	1,193,387
Ser. A, E.T.M.(b)	Baa1	6.400	1/01/21	1,000	1,223,510
Ser. A, E.T.M.(b)(e)	Aaa	6.500	1/01/18	2,635	3,324,263

North Carolina Med. Care Commn. Hosp. Rev., Baptist Hosp., Rfdg.	Aa3	5.000	6/01/34	5,285	5,397,730
Duke Univ. Health Sys., Ser. A	Aa2	5.000	6/01/42	3,300	3,365,109
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.250	12/01/21	1,000	1,065,820

					18,114,015

North Dakota 1.2%
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	A3	4.875	7/01/26	1,000	1,001,540
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A+(d)	7.200	6/30/13	8,300	8,949,807

					9,951,347

Ohio 3.2%
American Mun. Pwr., Inc., Ser. A	Aa3	5.000	2/01/13	2,500	2,621,050
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo,
Ser. A	Baa3	6.500	6/01/47	4,250	3,346,110
Ser. A-2	Baa3	5.125	6/01/24	1,450	1,295,459
Ser. A-2	Baa3	5.875	6/01/47	1,000	716,240
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625	1/01/22	1,345	1,627,894
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500	1/01/30	5,000	5,054,099
Hamilton Cnty. Sales Tax Rev., Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A1	4.450(i)	12/01/20	2,000	1,266,440
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., NATL	Aa1	3.590(i)	12/01/19	1,720	1,230,540
Lucas Cnty. Health Care Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625	8/15/30	1,000	1,007,790
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	NR	5.000	11/15/21	3,935	4,021,649
Montgomery Cnty. Rev., Miami, Valley Hosp., Ser. A	Aa3	6.250	11/15/39	500	526,555
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa1	5.625	6/01/18	500	541,175
Ohio St. Higher Ed. Facs. Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500	10/01/20	750	902,400
Ohio St. Wtr. Dev. Auth. Rev.,
Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 6/1/16)	Baa1	5.875	6/01/33	500	546,645
Poll. Ctl. Ln. Fd.Wtr. Quality, Ser. A	Aaa	5.000	12/01/29	2,150	2,341,737
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N.A., Inc. Proj., Ser. A, A.M.T.	BBB(d)	5.150	7/15/15	750	764,183

					27,809,966

Oklahoma 0.1%
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	6/01/24	1,000	1,023,540

Oregon 0.4%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000	11/15/33	3,500	3,736,950

Pennsylvania 5.1%
Allegheny Cnty. San. Auth. Swr. Rev., NATL, Unrefunded Bal.	A1	5.500	12/01/30	460	466,642
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., NATL	Aa3	5.700	10/01/14	1,070	1,163,946
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	A+(d)	5.375	6/01/16	1,080	1,156,442
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, Assured Gty.	Aa3	5.625	1/01/26	5,000	5,005,300
Ser. B, Assured Gty.	Aa3	5.700	1/01/22	1,000	1,001,480
Erie Parking Auth. Facs. Rev. Gtd., Assured Gty. (Pre-refunded Date 09/01/13)(b)	Aa3	5.000	9/01/26	70	78,751
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	NR	6.000	1/01/43	2,500	2,872,975
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	NR	6.250	7/01/11	1,140	1,171,874
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	3,500	3,075,800
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000	12/01/15	3,000	2,951,850
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	A1	5.500	7/01/17	9,000	9,576,901
A.M.B.A.C.	A1	5.500	7/01/20	2,750	2,894,898
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	Aa3	5.250	12/01/18	1,435	1,446,624
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj., Ser. B	BBB-(d)	5.250	9/01/31	1,000	893,940
Philadelphia G.O., Ser. B, Assured Gty.,	Aa3	7.125	7/15/38	1,500	1,702,800
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Health Sys., Oblig. Gp. (original cost $1,820,479; purchased 4/25/96-7/2/98)(c)(f)(h)	NR	7.250	7/01/18	1,803	18
Pittsburgh Urban. Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal., Rfdg., Ser. A, NATL	Baa1	6.500	9/01/13	2,220	2,385,057
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(b)	NR	6.500	9/01/13	1,780	1,985,305
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	NR	1.130(i)	11/01/12	1,035	1,007,169
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.250	6/01/22	2,400	2,482,560

					43,320,332

Puerto Rico 4.0%
Puerto Rico Comnwlth., G.O.	A3	6.000	7/01/39	800	846,448

A.M.B.A.C. - T.C.R.S.	A3	7.000	7/01/10	11,530	11,589,955
I.B.C., NATL	A(d)	7.000	7/01/10	1,970	1,980,776
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev.,
Ser. CC, Rfdg.	A2	5.500	7/01/28	2,500	2,678,500
Ser. G, F.G.I.C.	A3	5.250	7/01/18	2,250	2,303,978
Ser. J (Pre-refunded Date 7/01/14)(b)	A3	5.500	7/01/23	1,320	1,525,352
Ser. K	A3	5.000	7/01/14	2,000	2,155,360
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250	7/01/40	2,000	2,018,620
Puerto Rico Mun. Fin. Agcy., G.O.	A3	5.000	8/01/12	1,000	1,059,530
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Fasc., Rfdg., Ser. P	A3	6.750	7/01/36	1,000	1,116,480
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
First Sub. Ser. A	A1	5.500	8/01/42	1,750	1,825,898
First Sub. Ser. A	A1	5.750	8/01/37	1,600	1,701,840
First Sub. Ser. A	A1	6.000	8/01/42	2,800	3,029,488

					33,832,225

Rhode Island 0.9%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev.,
Brown Univ.	Aa1	5.000	9/01/37	5,000	5,241,350
Lifespan Oblig., Ser. A., Assured Gty.	Aa3	7.000	5/15/39	2,000	2,313,640

					7,554,990

South Carolina 0.7%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875	8/01/27	2,655	3,109,138
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, A.M.B.A.C.	Aa2	5.500	1/01/38	2,500	2,728,500

					5,837,638

South Dakota 0.2%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.500	6/01/32	1,000	1,001,610
South Dakota Health & Edl. Facs. Auth. Rev., Sanford Health	A1	5.500	11/01/40	625	647,756

					1,649,366

Tennessee 0.8%
Bristol Health & Edl. Facs. Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	NR	6.750	9/01/10	1,775	1,804,394
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt., Ser. A, C.A.B.S.	A-(d)	6.200(i)	1/01/35	1,000	227,840
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750	7/01/25	1,000	1,053,150
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa1	5.000	2/01/18	2,000	2,016,740
Ser. C	Baa1	5.000	2/01/22	1,000	978,050
Ser. C	Baa1	5.000	2/01/25	1,000	958,760

					7,038,934

Texas 6.0%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000	11/15/22	4,610	4,955,520
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125	11/15/29	2,000	2,161,220
Brazos River Auth. Poll. Ctl. Rev.,
TXU Rmkt., A.M.T.	Caa3	5.400	5/01/29	1,500	707,565
TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	Caa3	5.400	10/01/29	1,000	721,920
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev.,
Childrens Hosp. Proj.	Aa2	5.000	10/01/29	1,500	1,542,765
Childrens Hosp. Proj.,	Aa2	5.500	10/01/39	1,500	1,562,145
Methodist Hosp. Sys., Ser. B	AA(d)	5.500	12/01/18	1,000	1,126,470
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000	2/01/23	750	766,973
Houston Arpt. Sys. Rev.,
E.T.M.(b)	Aaa	7.200	7/01/13	1,835	2,029,528
Sr. Lien, Rfdg., Ser. A	Aa3	5.500	7/01/39	1,000	1,072,060
Houston Higher Edu. Fin. Corp. Higher Edu. Rev., Rice Univ. Proj., Ser. B	Aaa	4.750	11/15/33	3,000	3,096,960
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, Assured Gty.	Aa2	5.250	11/15/33	1,510	1,636,780
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Trans. Svcs., Rfdg., B.H.A.C.	Aa1	5.250	5/15/28	2,000	2,145,060
Lower Colo. Riv. Auth. Tex. Rev., Rfdg.	A1	5.750	5/15/28	3,205	3,425,440
North Tex. Twy. Auth. Rev.,
First Tier, Rfdg., Ser. A	A2	5.750	1/01/40	1,500	1,556,835
First Tier, Rfdg., Ser. C	A2	5.250	1/01/44	2,500	2,501,575
First Tier, Ser. A	A2	6.250	1/01/39	1,500	1,652,685
Second Tier, Rfdg., Ser. F	A3	5.750	1/01/38	2,500	2,612,300
Port Houston Auth. Rev., Tex. Harris Cnty., G.O., Rfdg., Ser. C	AAA(d)	5.000	10/01/38	2,500	2,645,175
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa3	6.150	8/01/22	1,000	589,730
San Antonio Elec. & Gas Sys.	Aa1	5.000	2/01/29	1,695	1,819,888
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.000	2/01/21	5,000	5,473,799
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB(d)	5.000	8/15/30	1,000	889,050
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500	11/01/18	2,240	2,110,147
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, G.O.	AA+(d)	5.250	12/01/23	2,500	2,867,150

					51,668,740

Utah 0.8%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000	7/01/17	5,000	5,654,850
Riverton Hosp. Rev., I.H.C. Health Svcs. Inc.	Aa1	5.000	8/15/41	1,500	1,527,615

					7,182,465

Virgin Islands 0.2%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250	10/01/21	1,500	1,548,900

Virginia 1.7%
Arlington Cnty. Ind. Dev., Auth. Hosp. Fac. Rev., Rfdg.,	A2	5.000	7/01/31	3,000	3,047,430
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste. Disp. Rev., Wste. Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	9/01/38	2,300	2,466,428
Richmond Met. Auth. Expy. Rev., Rfdg., NATL	A(d)	5.250	7/15/17	5,775	6,446,055
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	6/01/28	1,400	1,501,304
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa	5.625	6/01/37	1,000	1,177,050

					14,638,267

Washington 2.6%
Clark Cnty. Wash. Sch. Dist. No. 114 Evergreen, Assured Gty., G.O. (Pre-refunded Date 6/01/12)(b)	Aa1	5.250	12/01/18	3,800	4,141,581
FYI Properties Lease Rev., Washington St. Dist. Proj.	AA(d)	5.500	6/01/39	1,000	1,067,280
Port Seattle Wash. Rev., Intermediate Lien, Rfdg., X.L.C.A.	Aa3	5.000	2/01/28	3,000	3,087,840
Snohomish Cnty.,
Pre-refunded Ltd. Tax (Pre-refunded Date 12/01/11)(b)	Aa2	5.375	12/01/19	220	235,277
Unrefunded Bal. Ltd. Tax, G.O., NATL	Aa2	5.375	12/01/19	1,780	1,873,094
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.500	6/01/26	1,700	1,716,099
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II,
NATL	Aa1	5.000	6/01/21	2,665	2,872,737
NATL	Aa1	5.000	6/01/22	2,570	2,751,648
Washington St. Health Care Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500	7/01/30	1,115	1,118,367
Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(b)	Aa2	5.000	10/01/36	85	99,342
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,299,138
Washington St. Hsg. Fin. Commn., Single Fam. Proj., Ser. 2A, A.M.T.	Aaa	5.375	12/01/18	1,960	1,959,863

					22,222,266

West Virginia 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2	6.750	9/01/30	2,000	2,052,780
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A-(d)	5.875	7/01/20	1,015	1,026,429

					3,079,209

Wisconsin 0.5%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750	5/01/33	2,000	2,183,560
Wisconsin St. Health & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.000	2/15/25	2,000	2,021,420

					4,204,980

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	7/15/39	500	540,125

Total long-term investments (cost $819,083,814)					845,307,285

SHORT-TERM INVESTMENT 0.1%
Massachusetts
Mass. St. Health & Edl. Auth. Rev., Var. Harvard Univ., Ser. R, F.R.D.D.(g)(j) (cost $900,000)	VMIG1	0.230%	6/01/10	900	900,000

Total Investments(k) 99.0% (cost $819,983,814)(l)					846,207,285

Other assets in excess of liabilities(m) 1.0%					8,616,756

Net Assets 100.0%					$854,824,041

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corporation

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.G.I.C.—Financial Guaranty Insurance Company

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C. — Insured Bond Certificates

NATL—National Public Finance Guarantee Corp.

NR —Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

U.C.L.A.—University of California, Los Angeles

X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of May 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.

(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	For purposes of amortized cost valuation, the maturity date of floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(h)	Indicates a security restricted to resale. The aggregate original cost of such securities was $2,780,478. The aggregate value of $47,995 is approximately 0.0% of the net assets.
(i)	Represents a zero coupon or step bond. Rate shown reflects the effective yield on May 31, 2010.
(j)	Floating Rate Security. The interest rate shown reflects the rate in effect at May 31, 2010.
(k)	As of May 31, 2010, one security representing $7 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(l)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$819,248,257	$42,873,114	$(15,914,086)	$26,959,028

(m)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at May 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2010	Unrealized Appreciation(1)
	Short Positions:
166	U.S. Treasury 10 Yr Notes	Sept. 2010	$19,967,754	$19,899,250	$68,504
159	U.S. Long Bond	Sept. 2010	19,843,581	19,502,343	341,238

					$409,742

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$846,207,278	$7
Other Financial Instruments*
Futures Contracts	409,742	—	—

Total	$409,742	$846,207,278	$7

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net assets values as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential National Muni Fund, Inc. (f/k/a Dryden National Municipals Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 28, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.